SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,833	$ 1,778
Less – accumulated depreciation	1,510	1,317
Fixed assets, net	323	461
Software Development [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	986	945
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	345	345
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 502	$ 488